As filed with the Securities and Exchange Commission on August 14, 2017
File Nos. 033-03149 and 811-04581

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 61

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 63
_____________________________________________________________________________________________
CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700, 1355 Peachtree Street NE
Atlanta, Georgia 30309
 (Address of Principal Executive Offices)
404-870-0700
Thomas E. Quinn
The Peachtree, Suite 1700, 1355 Peachtree Street NE
 Atlanta, Georgia 30309
(Name and Address of Agent for Service)

Copies to:
 Andrew Sachs, Esq.,
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101-2400

It is proposed that this filing will become effective:

[X]      immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[   ]     on , pursuant to Rule 485, paragraph (b)(1)
[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ]     on , pursuant to Rule 485, paragraph (a)(1)
[   ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ]     on , pursuant to Rule 485, paragraph (a)(2)
[   ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 61 is filed for the sole purpose of submitting XBRL exhibit for the risk/return summary first provided in PEA No. 59 to the Trust's Registration Statement.

SIGNATURES

Pursuant to the requirement of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that is has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, and State of Georgia on August 14, 2017.

CornerCap Group of Funds, Registrant

/s/ Thomas E. Quinn
Thomas E. Quinn, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on August 14, 2017 .

/s/ Thomas E. Quinn
Thomas E. Quinn
Trustee, President, Treasurer
Attorney in Fact

/s/ Richard L. Boger
Richard L. Boger, Trustee*

/s/ Laurin M. McSwain
Laurin M. McSwain, Trustee*

/s/ Leslie W. Gates
Laurin M. McSwain, Trustee*

/s/ G. Harry Durity
G. Harry Durity, Trustee*

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
As Power of Attorney

* Pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase